Mortgage Servicing Rights - Summary of the changes in the balance of MSRs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 0
Changes in valuation inputs and assumptions	(14,422)	0	0
Balance at end of period	170,294	0
Residential mortgage
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	42,202	17,679	7,130
MSRs received as proceeds from loan sales	111,783	39,900	11,511
Purchased MSRs	1,543	0	0
MSRs acquired in a business combination	344	0	0
Changes in valuation inputs and assumptions	22,967	0	0
Actual portfolio runoff (payoffs and principal amortization)	(8,545)	0	0
Amortization of MSRs	0	(3,679)	(960)
Impairment of MSRs	0	(11,698)	(2)
Balance at end of period	$ 170,294	$ 42,202	$ 17,679